SCHEDULE OF CURRENT AND DEFERRED PORTION OF INCOME TAX (BENEFIT)/EXPENSE (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Income Tax Disclosure [Abstract]
Current income tax expense		¥ 8,464	¥ 5,998	¥ 1,201
Deferred income tax benefit (expense)	$ (1,277)	(8,806)	5,122	(74)
Total income tax expense	$ (50)	¥ (342)	¥ 11,120	¥ 1,127